Lease Contracts - Summary of analysis of maturities of lease liabilities (Detail) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Less than one year	€ 22,860
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Less than one year	3,282
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Less than one year	13,282
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Less than one year	€ 6,296